OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
Other payables and accruals	$ 303	$ 255
Tax payable	773
Payroll and bonus payables	3,814	3,622
Total	$ 4,890	$ 3,877